Note 4. Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 67.8	$ 114.7
Goods and work in process	101.1	98.8
Inventory, Finished Goods, Net of Reserves	57.5	34.9
Inventories,Total	$ 226.4	$ 248.4